NOTE 1 - ORGANIZATION, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Land, Buildings, Equipment and Leasehold Improvements (Policies)	Dec. 31, 2022
Policies
Land, Buildings, Equipment and Leasehold Improvements

Land, Buildings, Equipment and Leasehold Improvements – Land, buildings, equipment and leasehold improvements are carried at historical cost, adjusted for impairment loss and accumulated depreciation.  Historical costs include all direct costs associated with the acquisition of land, buildings, equipment and leasehold improvements and placing them in service.

Depreciation of buildings equipment, software and leasehold improvements is calculated using the straight-line method based upon the following estimated useful lives:

Leasehold improvements	3-10 years
Office equipment and software	3-7 years
Equipment	5-10 years

The Company currently has no land, buildings, equipment or leasehold improvements and thus does not record any depreciation expense.